UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2010
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California February 8, 2011

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$31,678
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1760 26471.000SH       SOLE                26471.000
*** SCHLUMBERGER LTD           COM              806857108     1507 18048.000SH       SOLE                18048.000
CERNER CORP                    COM              156782104     2021 21330.000SH       SOLE                21330.000
CHEVRON CORP                   COM              166764100     1228 13453.000SH       SOLE                13453.000
CISCO SYS INC                  COM              17275r102      714 35312.000SH       SOLE                35312.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     2073 28288.000SH       SOLE                28288.000
CONOCOPHILLIPS                 COM              20825c104      920 13508.000SH       SOLE                13508.000
EMC CORP                       COM              268648102     1402 61241.000SH       SOLE                61241.000
EXXON MOBIL CORP               COM              30231g102     1406 19231.995SH       SOLE                19231.995
FACTSET RESEARCH SYSTEM        COM              303075105     1444 15403.000SH       SOLE                15403.000
FLOWSERVE CP                   COM              34354P105     1067 8949.000 SH       SOLE                 8949.000
HANSENS NATURAL CORP           COM              411310105     1137 21741.000SH       SOLE                21741.000
IBM CORPORATION                COM              459200101      205 1400.000 SH       SOLE                 1400.000
IMMUCOR INC                    COM              452526106      550 27754.000SH       SOLE                27754.000
INTEL CORP                     COM              458140100      359 17084.000SH       SOLE                17084.000
JOHNSON & JOHNSON              COM              478160104     1015 16412.000SH       SOLE                16412.000
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1531 17415.000SH       SOLE                17415.000
MEMC ELECTRONIC MATERIALS      COM              552715104      120 10675.000SH       SOLE                10675.000
MICROSOFT CORP                 COM              594918104      978 35033.000SH       SOLE                35033.000
P G & E CORPORATION            COM              69331c108      386 8075.000 SH       SOLE                 8075.000
PROCTER & GAMBLE CO            COM              742718109      296 4601.000 SH       SOLE                 4601.000
PRUDENTIAL FINANCIAL INC       COM              744320102     1034 17606.000SH       SOLE                17606.000
RESMED INC.                    COM              761152107     1039 30000.000SH       SOLE                30000.000
SOUTHERN CO                    COM              842587107      260 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108     1352 16706.000SH       SOLE                16706.000
STRYKER CORP                   COM              863667101     1023 19041.000SH       SOLE                19041.000
TARGET CORP                    COM              87612e106     1312 21819.000SH       SOLE                21819.000
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1491 21528.000SH       SOLE                21528.000
WATERS CORP                    COM              941848103     1682 21641.000SH       SOLE                21641.000
WHOLE FOODS MKT INC            COM              966837106      366 7225.000 SH       SOLE                 7225.000